Transactions with Related Parties (Details Narrative)					1 Months Ended			12 Months Ended
	Jun. 06, 2016 USD ($) shares	Jun. 01, 2016 USD ($)	May 18, 2015 shares	Dec. 01, 2012	Jan. 31, 2017 EUR (€)	Jan. 31, 2015	Jan. 02, 2014 EUR (€)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate								1.0525
Due from related parties								$ 6,157		$ 220,568
Due to related parties								$ 337,904		1,259,780
Common Class A [Member]
Related Party Transaction [Line Items]
Number of common stock issued | shares	9,600,786							6,092	6,092
Euro
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate								1.0000
Allseas Marine [Member]
Related Party Transaction [Line Items]
Capitalized expenses										1,845,161
Due from related parties										220,568
Due to related parties								$ 176,164
Amended and Restated Management Agreements [Member] | Allseas Marine [Member]
Related Party Transaction [Line Items]
Percentage of charter hire commission payable						1.25%
Percentage of commission payable for the purchase, sale and construction of vessels						1.00%
Ship-Owning Company Management Agreements [Member] | Allseas Marine [Member]
Related Party Transaction [Line Items]
Pre-delivery services amount payable								15,000
Ship-Owning Company Management Agreements [Member] | Allseas Marine [Member] | Euro
Related Party Transaction [Line Items]
Daily management fee | €									€ 666.45		€ 666.45		€ 664.46
Superintendents management fee payable per day | €									500
Accounting Services Agreement [Member] | Allseas Marine [Member]
Related Party Transaction [Line Items]
Annual fee per vessel payable financial reporting services cost								$ 30,000
Agreement term			1 year
Accounting Services Agreement [Member] | Allseas Marine [Member] | Euro
Related Party Transaction [Line Items]
Annual fee payable for financial accounting services | €									€ 250,000
Accounting Services Agreement [Member] | Allseas Marine [Member] | Euro | Subsequent Event [Member]
Related Party Transaction [Line Items]
Annual fee payable for financial accounting services | €					€ 60,000
Tripartite Agreement [Member] | Allseas Marine [Member]
Related Party Transaction [Line Items]
Percentage of common shares issued				2.00%
Tripartite Agreement [Member] | Loretto Finance Inc. [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of common stock issued | shares								12,557	12,557
Newbuildings Supervision Agreement [Member] | Allseas Marine [Member]
Related Party Transaction [Line Items]
Flat fee for newbuilding supervision services								$ 375,000
Newbuildings Supervision Agreement [Member] | Allseas Marine [Member] | Euro
Related Party Transaction [Line Items]
Daily fee for newbuilding vessels' supervision | €									€ 115
Superintendents management fee payable per day | €									500
Compensation Agreement [Member] | Allseas Marine [Member]
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate								1.0525
Compensation for involuntary termination of contract								$ 3,157,500
Compensation Agreement [Member] | Allseas Marine [Member] | Euro
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate								1.0000
Compensation for involuntary termination of contract | €									€ 3,000,000
Executive Services Agreement [Member] | Allseas Marine [Member]
Related Party Transaction [Line Items]
Annual executive services fee payable		$ 300,000
Agreement term			5 years
Years for computation of compensation to the management company			3
Number of the issued and oustanding shares of the company, issuable to the management company | shares			78,948
Incentive compensation paid to executives								$ 0		$ 0		$ 1,848,900
Executive Services Agreement [Member] | Allseas Marine [Member] | Euro
Related Party Transaction [Line Items]
Annual executive services fee payable | €							€ 2,900,000
Arbitration Proceedings [Member] | Various Agreement [Member] | Allseas Marine [Member]
Related Party Transaction [Line Items]
Amount of payable write-off	$ 2,000,000
Arbitration Proceedings [Member] | Various Agreement [Member] | Allseas Marine [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of common stock issued | shares	550,000